Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2020	2019	2018
	$m	$m	$m
At 1 January	58	89	103
Additions	8	74	187
Share of after tax losses	(27)	(116)	(113)
Unrecognised profit on transactions with joint ventures	–	–	(64)
Exchange and other adjustments	–	11	(24)
At 31 December	39	58	89

On 23 February 2018, AstraZeneca entered into an agreement with a consortium of investors to form a new, US domiciled standalone company called Viela Bio. This agreement was to divest a number of assets in MedImmune’s non-core inflammation and autoimmunity portfolio to Viela Bio, including MEDI-551, which is an advanced Phase IIb/III asset, and a number of other clinical and pre-clinical assets. AstraZeneca contributed $142m in initial funds and held an initial 45% interest in the joint venture. Consideration was $142m and a restricted disposal gain of $63m was recognised in Other operating income in 2018. Viela Bio completed an IPO on 7 October 2019 with AstraZeneca investing $8m. After the IPO, AstraZeneca’s holding was reduced to 29%. In May 2020, Viela Bio completed a follow-on financing reducing AstraZeneca’s holding to 26.7% with one member on a board size of seven. Given the shareholding and board representation, the investment continues to be treated as an associate. During the year the Group provided transitional research and development services to Viela Bio, comprising $3m (2019:  $13m) of services provided directly by the Group and $15m (2019:  $24m) of passed-through third-party costs incurred by the Group on behalf of Viela Bio. At the end of the year, the Group had an outstanding unsecured receivable of $2m (2019:  $6m) settleable in cases on customary terms against which no credit loss provision has been made.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help meet unmet medical needs globally, and to bring innovative new medicines to patients in China more quickly. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Limited (Dizal). AstraZeneca contributed $55m in initial funds and held an initial 48% interest in the joint venture. The joint venture entity purchased exclusive rights from AstraZeneca in 2017 to develop and commercialise three potential medicines currently in pre-clinical development in the areas of oncology, cardiovascular and metabolic diseases, and respiratory, resulting in a disposal gain of $28m for AstraZeneca recognised in Other operating income. An additional contribution of $25m was made in 2019. In July 2020, Dizal completed a follow-on financing reducing AstraZeneca's holding to 30.3% with two members on a board size of seven. Given the shareholding and board representation, the investment continues to be treated as an associate.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited. AstraZeneca contributed $45m in cash to the joint venture entity and has a 50% interest in the joint venture. Additional contributions were made of $10m in 2016, $20m in 2017, $27m in 2018, $20m in 2019 and $7.5m in 2020.

On 30 April 2014, AstraZeneca entered into a joint venture agreement with Samsung Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Archigen Biotech Limited. Since its establishment, AstraZeneca has contributed $131m in cash to the joint venture entity and has a 50% interest in the joint venture. At the end of the year Archigen had net assets of $1m, of which AstraZeneca’s share is $0.4m, and the investment is held at $nil value.

All investments are accounted for using the equity method. At 31 December 2020, unrecognised losses in associates and joint ventures totalled $56m (2019: $3m; 2018: $nil) which have not been recognised due to the investment carrying value reaching $nil value.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2020	2019	2018
	$m	$m	$m
Non-current assets	324	298	260
Current assets	552	447	233
Total liabilities	(105)	(89)	(71)
Net assets	771	656	422
Amount attributable to AstraZeneca	38	64	104
Exchange adjustments	1	(6)	(15)
Carrying value of investments in associates and joint ventures	39	58	89